Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE (note 24)	$ 5,587	$ 5,495
EXPENSES
Cost of sales, exclusive of items shown separately	3,178	3,227
Operating and administrative	1,267	1,299
Accretion expenses (note 17)	5	5
Depreciation and amortization (notes 8 and 9)	414	438
Provisions on assets (note 6)	109	416
Total expenses	4,973	5,385
Income from equity investments (note 14)	49	141
Other income (note 27)	306	908
Foreign exchange gains (losses)	4	(1)
Interest expense	(274)	(346)
Income before income taxes	699	812
Income tax expense (recovery) (note 20)
Current	1	63
Deferred	126	(91)
Net income after taxes	572	840
Net income applicable to non-controlling interests	20	7
Net income applicable to controlling interests	552	833
Preferred share dividends	(66)	(68)
Gain on redemption of preferred shares (note 25)	0
Net income applicable to common shares	$ 486	$ 769
Net income per common share (note 26)
Basic (per share)	$ 1.74	$ 2.78
Diluted (per share)	$ 1.74	$ 2.77
Weighted average number of common shares outstanding (millions) (note 26)
Basic (shares)	279.4	276.9
Diluted (shares)	279.7	277.4